Share-Based Payments - Activity on Awards (Details) - 2006 share plan - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gain realised by participants on awards traded during the year	$ 13	$ 8
Fair value of awards exercised during the year	$ 14	$ 8